S000027100 [Member] Investment Objectives and Goals - Nuveen Flexible Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Flexible Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and capital appreciation.